UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2012
                                                 -------------

Check here if Amendment [  ]: Amendment Number:
                                                    -----------------

     This Amendment (Check only one):      [ ]   is a restatement
                                           [ ]   adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Chesapeake Partners Management Co., Inc.
Address:  2800 Quarry Lake Drive
          Suite 300
          Baltimore, Maryland 21209

Form 13F File Number:      28-04120
                           --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark D. Lerner
Title:      Vice President
Phone:      410-602-0195

Signature, Place and Date of Signing:

     /s/ Mark D. Lerner             Baltimore, Maryland      August 14, 2012
--------------------------          -------------------     -----------------
        [Signature]                 [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1
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Form 13F Information Table Entry Total:              86
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Form 13F Information Table Value Total:          $1,668,416
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                                               (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.              Form 13F File Number          Name

1                028-14848                     C P Management, L.L.C.

                                                  CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
                                                        FORM 13F INFORMATION TABLE
                                                       QUARTER ENDED JUNE 30, 2012


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                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-------------------------------------------------------------------------------------------------------------------------------
ALPHA NATURAL RESOURCES INC  COM              02076X102      218     25,000 SH       DEFINED    1            25,000
AMERICAN INTL GROUP INC      COM NEW          026874784   11,232    350,000 SH  CALL DEFINED    1           350,000
AMYLIN PHARMACEUTICALS INC   COM              032346108   41,795  1,482,083 SH       DEFINED    1         1,482,083
AMYLIN PHARMACEUTICALS INC   COM              032346108    2,820    100,000 SH  CALL DEFINED    1           100,000
APPLE INC                    COM              037833100   58,100     99,487 SH       DEFINED    1            99,487
ARCELORMITTAL SA LUXEMBOURG  NY REGISTRY SH   03938L104    6,957    455,610 SH       DEFINED    1           455,610
ARCELORMITTAL SA LUXEMBOURG  NY REGISTRY SH   03938L104    3,818    250,000 SH  CALL DEFINED    1           250,000
AVON PRODS INC               COM              054303102    1,263     77,903 SH       DEFINED    1            77,903
AVON PRODS INC               COM              054303102    4,053    250,000 SH  CALL DEFINED    1           250,000
BANK OF AMERICA CORPORATION  COM              060505104   10,839  1,325,000 SH       DEFINED    1         1,325,000
BARNES & NOBLE INC           COM              067774109   12,721    772,816 SH       DEFINED    1           772,816
CABLEVISION SYS CORP         CL A NY CABLVS   12686C109      665     50,000 SH       DEFINED    1            50,000
CAPITAL ONE FINL CORP        COM              14040H105   42,395    775,604 SH       DEFINED    1           775,604
CHENIERE ENERGY INC          COM NEW          16411R208   20,295  1,376,836 SH       DEFINED    1         1,376,836
CITIGROUP INC                COM NEW          172967424   42,837  1,562,807 SH       DEFINED    1         1,562,807
CITIGROUP INC                COM NEW          172967424    6,853    250,000 SH  CALL DEFINED    1           250,000
CLEARWIRE CORP NEW           CL A             18538Q105   31,940 28,518,059 SH       DEFINED    1        28,518,059
COLLECTIVE BRANDS INC        COM              19421W100   27,674  1,291,962 SH       DEFINED    1         1,291,962
COOPER INDUSTRIES PLC        SHS              G24140108   11,250    165,000 SH       DEFINED    1           165,000
CORRECTIONS CORP AMER NEW    COM NEW          22025Y407    6,938    235,593 SH       DEFINED    1           235,593
DOLLAR THRIFTY AUTOMOTIVE GP COM              256743105   68,999    852,260 SH       DEFINED    1           852,260
DST SYS INC DEL              COM              233326107   19,080    351,320 SH       DEFINED    1           351,320
EASTMAN CHEM CO              COM              277432100   21,149    419,869 SH       DEFINED    1           419,869
EXPRESS SCRIPTS HLDG CO      COM              30219G108   10,104    180,985 SH       DEFINED    1           180,985
FACEBOOK INC                 CL A             30303M102    6,217    199,922 SH       DEFINED    1           199,922
FORD MTR CO DEL              COM PAR $0.01    345370860   19,068  1,988,296 SH       DEFINED    1         1,988,296
FORD MTR CO DEL              *W EXP 01/01/201 345370134    1,341  1,196,900 SH       DEFINED    1         1,196,900
FORD MTR CO DEL              COM PAR $0.01    345370860    4,795    500,000 SH  CALL DEFINED    1           500,000
GEORGIA GULF CORP            COM PAR$0.01 NEW 373200302    9,266    360,963 SH       DEFINED    1           360,963
GOODRICH CORP                COM              382388106   61,695    486,171 SH       DEFINED    1           486,171
GREEN MTN COFFEE ROASTERS IN COM              393122106      327     15,000 SH       DEFINED    1            15,000
HERTZ GLOBAL HOLDINGS INC    COM              42805T105   28,249  2,206,966 SH       DEFINED    1         2,206,966
HERTZ GLOBAL HOLDINGS INC    COM              42805T105    9,600    750,000 SH  CALL DEFINED    1           750,000
HUMAN GENOME SCIENCES INC    COM              444903108   18,174  1,384,140 SH       DEFINED    1         1,384,140
ILLUMINA INC                 COM              452327109    9,048    224,004 SH       DEFINED    1           224,004
INTERPUBLIC GROUP COS INC    COM              460690100      219     20,200 SH       DEFINED    1            20,200
JP MORGAN CHASE & CO         COM              46625H100   59,485  1,664,838 SH       DEFINED    1         1,664,838
JP MORGAN CHASE & CO         COM              46625H100    8,933    250,000 SH  CALL DEFINED    1           250,000
KINDER MORGAN INC DEL        COM              49456B101    3,284    101,915 SH       DEFINED    1           101,915
KINDER MORGAN INC DEL        *W EXP 05/25/201 49456B119      728    336,944 SH       DEFINED    1           336,944
LAS VEGAS SANDS CORP         COM              517834107   15,869    364,895 SH       DEFINED    1           364,895
LEAR CORP                    COM NEW          521865204   40,833  1,082,249 SH       DEFINED    1         1,082,249
LYONDELLBASELL INDUSTRIES N  SHS - A -        N53745100   52,157  1,295,186 SH       DEFINED    1         1,295,186
MARATHON PETE CORP           COM              56585A102    5,667    126,165 SH       DEFINED    1           126,165
MASCO CORP                   COM              574599106    3,468    250,000 SH  CALL DEFINED    1           250,000
MGM RESORTS INTERNATIONAL    COM              552953101   27,874  2,497,705 SH       DEFINED    1         2,497,705
MGM RESORTS INTERNATIONAL    NOTE 4.250% 4/1  55303QAE0      513    500,000 PRN      DEFINED    1                          NONE
MORGAN STANLEY               COM NEW          617446448      820     56,200 SH       DEFINED    1            56,200
MORGAN STANLEY               COM NEW          617446448    7,295    500,000 SH  CALL DEFINED    1           500,000
MOSAIC CO NEW                COM              61945C103   31,844    581,515 SH       DEFINED    1           581,515
NEW YORK TIMES CO            CL A             650111107      195     25,000 SH       DEFINED    1            25,000
OCCIDENTAL PETE CORP DEL     COM              674599105      858     10,000 SH       DEFINED    1            10,000
OCH ZIFF CAP MGMT GROUP      CL A             67551U105    6,525    860,815 SH       DEFINED    1           860,815
ON ASSIGNMENT INC            COM              682159108    8,874    556,034 SH       DEFINED    1           556,034
ORACLE CORP                  COM              68389X105   12,890    434,000 SH       DEFINED    1           434,000
ORIENT-EXPRESS HOTELS LTD    CL A             G67743107   11,977  1,430,887 SH       DEFINED    1         1,430,887
OWENS CORNING NEW            COM              690742101   29,575  1,036,264 SH       DEFINED    1         1,036,264
P F CHANGS CHINA BISTRO INC  COM              69333Y108    6,238    121,200 SH       DEFINED    1           121,200
PENN NATL GAMING INC         COM              707569109   10,481    235,062 SH       DEFINED    1           235,062
PHH CORP                     COM NEW          693320202    1,107     63,347 SH       DEFINED    1            63,347
POTASH CORP SASK INC         COM              73755L107   24,637    563,914 SH       DEFINED    1           563,914
PROGRESS ENERGY INC          COM              743263105   37,161    617,602 SH       DEFINED    1           617,602
QUEST SOFTWARE INC           COM              74834T103    2,536     91,200 SH       DEFINED    1            91,200
REXNORD CORP NEW             COM              76169B102    1,503     75,000 SH       DEFINED    1            75,000
ROCK-TENN CO                 CL A             772739207   43,588    799,050 SH       DEFINED    1           799,050
SAKS INC                     COM              79377W108   12,579  1,181,094 SH       DEFINED    1         1,181,094
SANOFI                       RIGHT 12/31/2020 80105N113    2,009  1,425,038 PRN      DEFINED    1                          NONE
SAVIENT PHARMACEUTICALS INC  COM              80517Q100      504    933,635 SH       DEFINED    1           933,635
SEMGROUP CORP                CL A             81663A105    6,768    211,949 SH       DEFINED    1           211,949
SOTHEBYS                     COM              835898107   16,896    506,486 SH       DEFINED    1           506,486
SPDR GOLD TRUST              GOLD SHS         78463V107   38,798    250,000 SH  CALL DEFINED    1           250,000
SPDR S&P 500 ETF TR          TR UNIT          78462F103   81,663    600,000 SH  CALL DEFINED    1           600,000
SPDR S&P 500 ETF TR          TR UNIT          78462F103  136,105  1,000,000 SH  PUT  DEFINED    1         1,000,000
SUNOCO INC                   COM              86764P109    5,938    125,000 SH       DEFINED    1           125,000
TENNECO INC                  COM              880349105   23,455    874,544 SH       DEFINED    1           874,544
THERAVANCE INC               COM              88338T104   78,177  3,518,320 SH       DEFINED    1         3,518,320
THERAVANCE INC               NOTE 3.000% 1/1  88338TAA2    5,559  5,000,000 PRN      DEFINED    1                          NONE
TRANSOCEAN LTD               REG SHS          H8817H100    4,510    100,824 SH       DEFINED    1           100,824
TRW AUTOMOTIVE HLDGS CORP    COM              87264S106   20,086    546,418 SH       DEFINED    1           546,418
UNITED RENTALS INC           COM              911363109   17,270    507,358 SH       DEFINED    1           507,358
U S G CORP                   COM NEW          903293405    8,465    444,360 SH       DEFINED    1           444,360
VALEANT PHARMACEUTICALS INTL COM              91911K102    7,197    160,692 SH       DEFINED    1           160,692
VIACOM INC NEW               CL B             92553P201   38,199    812,400 SH       DEFINED    1           812,400
VULCAN MATLS CO              COM              929160109   58,258  1,467,076 SH       DEFINED    1         1,467,076
WELLPOINT INC                COM              94973V107   14,946    234,305 SH       DEFINED    1           234,305
WYNDHAM WORLDWIDE CORP       COM              98310W108    2,125     40,289 SH       DEFINED    1            40,289
